Goodwill and Intangible Assets, Net - Summary of Pre-tax Discount Rates and Long-term Growth Rates Used to Determine the Discounted Cash Flows (Detail)		Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Discount rates				7.70%	7.80%
Growth rates			2.50%		2.00%
United States [member]
Disclosure of information for cash-generating units [line items]
Discount rates		7.20%	7.30%		7.80%
Growth rates	[1]	2.00%	2.00%		2.50%
Spain [member]
Disclosure of information for cash-generating units [line items]
Discount rates		7.60%	7.70%		8.30%
Growth rates	[1]	1.50%	1.50%		1.60%
Mexico [member]
Disclosure of information for cash-generating units [line items]
Discount rates		8.40%	8.30%		9.00%
Growth rates	[1]	1.00%	1.10%		2.40%
Colombia [member]
Disclosure of information for cash-generating units [line items]
Discount rates		8.50%	8.40%		8.90%
Growth rates	[1]	3.50%	2.50%		3.70%
France [member]
Disclosure of information for cash-generating units [line items]
Discount rates		7.30%	7.40%		8.00%
Growth rates	[1]	1.40%	1.70%		1.40%
United Arab Emirates [member]
Disclosure of information for cash-generating units [line items]
Discount rates			8.30%		8.80%
Growth rates	[1]		2.60%		2.50%
United Kingdom [member]
Disclosure of information for cash-generating units [line items]
Discount rates		7.30%	7.40%		8.00%
Growth rates	[1]	1.50%	1.60%		1.50%
Egypt [member]
Disclosure of information for cash-generating units [line items]
Discount rates		10.70%	10.20%		10.30%
Growth rates	[1]	3.00%	5.60%		6.00%
Bottom of range [member] | Other countries [member]
Disclosure of information for cash-generating units [line items]
Discount rates		7.40%	7.20%		8.10%
Growth rates	[1]	1.70%	(0.30%)		1.60%
Top of range [member] | Other countries [member]
Disclosure of information for cash-generating units [line items]
Discount rates		11.70%	15.50%		11.50%
Growth rates	[1]	6.00%	6.50%		6.50%

[1]	The long-term growth rates are generally based on projections issued by the International Monetary Fund (“IMF”).